UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/09

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  919 East Main Street, 16th Floor
          Richmond, VA  23219

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (804) 643-1100

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA      February 11, 2010
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  19

Form 13F Information Table Value Total:	 $114,272
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip	      (x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

BPZ RESOURCES, INC		COM	  055639108    2,556 	269,020    SH		Sole		269,020    0	0
CHESAPEAKE ENERGY CORP	  	COM	  165167107   10,876 	420,255    SH		Sole		420,255    0	0
HALLIBURTON COMPANY		COM	  406216101    1,505 	 50,000    SH		Sole		 50,000    0	0
MCDERMOTT INTL			COM	  580037109   17,520 	729,683    SH		Sole		729,683    0	0
PETROHAWK ENERGY CORP		COM	  716495106    5,686 	237,017    SH		Sole		237,017    0	0
PETROQUEST ENERGY INC		COM	  716748108	 613 	100,000    SH	CALL	Sole		100,000    0	0
PLAINS EXPL & PROD CO LP	COM	  726505100    3,795 	137,200    SH		Sole		137,200    0	0
RANGE RESOURCES CORP		COM	  75281A109    8,466 	169,830    SH		Sole		169,830    0	0
SANDRIDGE ENERGY, INC		COM	  80007P307    1,183 	125,400    SH		Sole		125,400    0	0
SOUTH JERSEY INDUSTRIES		COM	  838518108	 955 	 25,000    SH		Sole		 25,000    0	0
SOUTHWESTERN ENERGY CO		COM	  845467109    9,961 	206,660    SH		Sole		206,660    0	0
SUPERIOR ENERGY SERVICES INC	COM	  868157108    1,280 	 52,679    SH		Sole		 52,679    0	0
SWIFT ENERGY COMPANY	  	COM	  870738101    5,242 	218,800    SH		Sole		218,800    0	0
ULTRA PETROLEUM CORP		COM	  903914109   12,569 	252,084    SH		Sole		252,084    0	0
VANTAGE DRILLING COMPANY      ORD SHS	  G93205113    3,413  2,119,719    SH		Sole	      2,119,719    0	0
WEATHERFORD INTL LTD		REG	  H27013103    7,411 	413,802    SH		Sole		413,802    0	0
WEATHERFORD INTL LTD		REG	  H27013103    3,940 	220,000    SH	CALL	Sole		220,000    0	0
NOBLE CORPORATION (CH)	     NAMEN-AKT	  H5833N103    8,856 	217,602    SH		Sole		217,602    0	0
TRANSOCEAN LTD		      REG SHS	  H8817H100    8,445 	101,987    SH		Sole		101,987    0	0
